                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07344

Morgan Stanley California Insured Municipal Income Trust
                          (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                             (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY CALIFORNIA INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS July 31, 2005 (unaudited)

       PRINCIPAL
       AMOUNT IN                                                                         COUPON      MATURITY
       THOUSANDS                                                                          RATE         DATE               VALUE
       ---------                                                                          ----         ----               -----

                     CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS  (135.9%)
                     General Obligation (6.1%)
            $  780   California, Various Purpose Ser 2005 dtd 04/01/93 (FSA)              5.50%       04/01/19          $  783,471
             4,000   Los Angeles Unified School District, 2003 Ser A (MBIA)               5.25        07/01/19           4,422,240
             3,000   Oakland, Ser 2003 A (MBIA)                                           5.00        01/15/33           3,143,490
             2,000   San Diego Unified School District,1998 Ser C (FSA)                   5.00        07/01/23           2,195,680
             -----                                                                                                      ----------
             9,780                                                                                                      10,544,881
             -----                                                                                                      ----------

                     Educational Facilities Revenue  (9.2%)
                     California State University,
             2,000     Ser 2003 A (FGIC)                                                  5.25      11/01/21             2,201,560
             2,000     Ser 2005 A (Ambac)                                                 5.00      11/01/35             2,119,460
                     University of California,
             2,000     Ser 2003 B (Ambac)                                                 5.00      05/15/22             2,129,380
             5,000     Multi Purpose Ser 2003 Q (FSA)                                     5.00      09/01/23             5,266,750
             2,000     Multi Purpose Ser 2005 Q (FSA)                                     5.00      09/01/31             2,096,780
             2,000   Val Verde Unified School District Construction Project               5.00      01/01/35             2,098,760
             -----     Ser 2005 B (FGIC)                                                                                 ---------
            15,000                                                                                                      15,912,690
            ------                                                                                                      ----------

                     Electric Revenue (15.6%)
             8,000   California Department of Water Resources, Power Supply              5.375      05/01/18             8,808,080
                       Ser 2002 A (Ambac)
                     Los Angeles Department of Water & Power,
             4,000     2001 Ser A (FSA)                                                   5.25      07/01/21             4,302,680
             5,000     2003 Ser A Subser A-2 (MBIA)                                       5.00      07/01/27             5,261,850
             4,000   Modesto Irrigation District, Ser 2001 A COPs (FSA)                   5.00      07/01/26             4,154,400
             2,000   Puerto Rico Electric Power Authority, Ser RR (XLCA)                  5.00      07/01/30             2,122,840
             2,150   Turlock Irrigation District, Refg 1998 Ser A (MBIA)                  5.00      01/01/26             2,250,599
             -----                                                                                                      ----------
            25,150                                                                                                      26,900,449
            ------                                                                                                      ----------

                     Hospital Revenue  (5.4%)
             2,910   California Health Facilities Financing Authority, Children's         5.75      07/01/23             2,918,905
                       Hospital San Diego Ser 1993 (MBIA)
             6,000   University of California, UCLA Medical Center Ser 2004A (Ambac)      5.25      05/15/30             6,412,080
             -----                                                                                                       ---------
             8,910                                                                                                       9,330,985
             -----                                                                                                       ---------

                     Industrial Development/Pollution Control Revenue  (2.4%)
             4,000   Golden State Tobacco Securitization Corp, Enhanced Asset Backed      5.00      06/01/38             4,197,920
             -----      Ser 2005 A (FGIC) (WI)                                                                           ---------

                     Mortgage Revenue - Single Family  (3.1%)
             5,000   California Department of Veterans Affairs, Home Purchase             5.35      12/01/27             5,272,050
             -----     2002 Ser A (Ambac)                                                                                ---------

                     Public Facilities Revenue (14.2%)
             5,000   Modesto, Community Center Refg 1993 Ser A COPs (Ambac)               5.00      11/01/23             5,502,750
                     Sacramento Financing Authority,
             2,000     City Hall 2002 Ser A (FSA)                                         5.00      12/01/32             2,080,300

       PRINCIPAL
       AMOUNT IN                                                                         COUPON      MATURITY
       THOUSANDS                                                                          RATE         DATE               VALUE
       ---------                                                                          ----         ----               -----

             2,000     2003 Capital Impr (Ambac)                                          5.00        12/01/33            2,089,280
             5,000   San Francisco Redevelopment Agency, George R Moscone                 5.25        07/01/18            5,467,000
                       Convention Center Refg Ser 2002 (FSA)
             8,000   San Jose Financing Authority, Civic Center Ser 2002 B (Ambac)        5.00        06/01/37            8,289,440
             1,000   Simi Valley Public Financing Authority, Ser 2004 COPs  (Ambac)       5.00        09/01/30            1,049,480
             -----                                                                                                       ---------
            23,000                                                                                                       24,478,250
            ------                                                                                                       ----------

                     Tax Allocation Revenue  (16.8%)
                     Burbank Public Financing Authority,
             1,300     Golden State Redev 2003 Ser A (Ambac)                              5.25        12/01/22            1,404,143
             1,500     Golden State Redev 2003 Ser A (Ambac)                              5.25        12/01/23            1,617,960
             1,000   Capistrano Unified School District, Community Facilities             5.00        09/01/29            1,063,930
                       District #98-2 Ledera Ser 2005 Refg (FGIC)
             2,000   Chula Vista Public Funding Ser 2005 A (MBIA) (WI)                    5.00        09/01/29            2,109,360
             3,000   La Quinta Financing Authority, Local Agency 2004 Ser A (Ambac)       5.25        09/01/24            3,267,780
             2,000   La Quinta Redevelopment Agency,  Area #1 Ser 2002 (Ambac)            5.00        09/01/22            2,117,460
                     Long Beach Bond Finance Authority,
             1,070     Downtown N Long Beach Poly High & West Beach 2002 Ser A (Ambac)   5.375        08/01/18            1,178,669
             3,000     Housing & Gas Utility Ser A (Ambac)                                5.00        08/01/40            3,110,970
             3,000   Milpitas Redevelopment Agency, Area #1 Ser 2003 (MBIA)               5.00        09/01/22            3,159,900
             6,000   Poway Redevelopment Agency, Pagway Redev DRIVERS Ser 372 (MBIA)      7.86[+/+]   06/15/11            6,886,500
             2,000   San Jose Redevelopment Agency, Merged Area Ser 2002 (MBIA)           5.00        08/01/32            2,067,940
             1,000   San Marcos Public Facilities Authority, Project Areas No 2 & 3       5.00        08/01/35            1,051,360
             -----     Financing PJ-C (Ambac)                                                                             ---------
            26,870                                                                                                       29,035,972
            ------                                                                                                       ----------

                     Transportation Facilities Revenue  (25.2%)
             5,000   California Infrastructure and Economic Development Bank, Bay         5.25        07/01/21            5,508,000
                       Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (FSA)
             2,750   Long Beach Harbor, Ser 1995 (AMT) (MBIA)                             5.00        05/15/24            2,881,093
            10,000   Los Angeles, Harbor Department 2001 A (Ambac)                        5.00        08/01/25           10,550,999
             5,000   Los Angeles County Metropolitan Transportation Authority, Sales      5.25        07/01/30            5,363,850
                       Tax Ser 2000 A (FGIC)
             3,000   Port of Oakland, 2000 Ser K (AMT) (FGIC)                            5.875        11/01/17            3,266,250
             5,000   San Francisco Airports Commission, San Francisco Int'l Airport       5.25        05/01/26            5,214,950
                       Refg Issue 27A (AMT) (MBIA)
                     San Francisco Bay Area Rapid Transit District,
             1,255     Sales Tax Ser 1995 (FGIC)                                          5.50        07/01/20            1,270,211
             3,000     Sales Tax Ser 1998 (Ambac)                                         5.00        07/01/28            3,144,150
             2,000   San Joaquin Hills Transportation Corridor Agency, Toll Road          5.25        01/15/30            2,093,200
                        Refg Ser 1997 A (MBIA)
             4,000   San Jose, Airport Ser 2001 A (FGIC)                                  5.00        03/01/25            4,146,680
             -----                                                                                                        ---------
            41,005                                                                                                       43,439,383
            ------                                                                                                       ----------

                     Water & Sewer Revenue (28.3%)
             3,000   California Department of Water Resources, Central Valley
                       Ser Y (FGIC)                                                       5.25        12/01/19            3,313,770
                     Contra Costa Water District,
             5,060     Refg Ser L (FSA)                                                   5.00        10/01/20            5,405,396
             2,135     Refg Ser L (FSA)                                                   5.00        10/01/21            2,271,939
             2,240     Refg Ser L (FSA)                                                   5.00        10/01/22            2,375,632
             3,000   East Bay Municipal Utility District, Water Ser 2001 (MBIA)           5.00        06/01/26            3,123,750
             7,000   Los Angeles Wastewater, Refg Ser 2003 B (FSA)                        5.00        06/01/22            7,453,599
                     Metropolitan Waterworks District of Southern California,
             4,000     2003 Ser B-1 (FGIC)                                                5.00        10/01/33            4,206,480
             2,000     2003 Ser B-1 (FGIC)                                                5.00        10/01/36            2,103,240
                     Sacramento Financing Authority,
             3,000     Water & Capital Improvement 2001 Ser A (Ambac)                     5.00        12/01/26            3,123,750
             1,350     Refg Ser 2005  (FGIC)                                              5.00        12/01/29            1,425,249

       PRINCIPAL
       AMOUNT IN                                                                         COUPON      MATURITY
       THOUSANDS                                                                          RATE         DATE               VALUE
       ---------                                                                          ----         ----               -----

             4,000   San Diego County Water Authority, Ser 2004 A COPs (FSA)              5.00        05/01/29            4,238,920
             5,000   San Francisco Public Utilities Commission, Water Refg
                       Ser A 2001 (FSA)                                                   5.00        11/01/31            5,207,950
             4,690   Santa Maria, Local Water & Refg Ser 1993 COPs (FGIC)                 5.50        08/01/21            4,699,802
             -----                                                                                                        ---------
            46,475                                                                                                       48,949,477
            ------                                                                                                       ----------

                     Other Revenue  (1.9%)
             3,000   California , Economic Recovery Ser 2004 A (MBIA)                     5.00        07/01/15            3,271,350
             -----                                                                                                        ---------

                     Refunded  (7.7%)
                     North Orange County Community College District,
             2,000     2002 Ser A (MBIA)                                                 5.375        08/01/12+           2,248,480
             2,000     2004 Ser A (MBIA)                                                  5.00        08/01/12+           2,202,220
                     Puerto Rico Infrastructure Financing Authority,
             3,000     2000 Ser A (ETM)                                                  5.375        10/01/24            3,303,150
             5,000     2000 Ser A (ETM)++                                                 5.50        10/01/32            5,512,150
             -----                                                                                                       ----------
            12,000                                                                                                       13,266,000
            ------                                                                                                       ----------

           220,190   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (COST $222,420,521)                                    234,599,407
           -------                                                                                                      -----------

                     CALIFORNIA TAX-EXEMPT SHORT TERM MUNICIPAL OBLIGATIONS  (3.9%)
             2,450   Newport Beach, Hoag Memorial Hospital Presbyterian 1992 Ser          2.21*       10/01/22            2,450,000
                       (Demand 08/01/05)
             4,200   Orange County Sanitation District Ser 2000 A COPs (Demand 08/01/05)  2.24*       08/01/30            4,200,000
             -----                                                                                                        ---------

             6,650   TOTAL CALIFORNIA TAX-EXEMPT SHORT TERM MUNICIPAL OBLIGATIONS (COST $6,650,000)                       6,650,000
             -----                                                                                                        ---------

          $226,840   TOTAL INVESTMENTS (COST $229,070,521) (a) (b)                      139.8%                          241,249,407
          ========   LIABILITIES IN EXCESS OF OTHER ASSETS                               (2.1)                           (3,570,906)
                     PREFERRED SHARES OF BENEFICIAL INTEREST                            (37.7)                          (65,071,262)
                                                                                        ------                         ------------
                     NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                       100.0%                         $172,607,239
                                                                                        ======                          ===========

--------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT    Alternative Minimum Tax.

COPs   Certificates of Participation.

DRIVERS Derivative Inverse Tax-Exempt Receipts (Illiquid security).

ETM    Escrowed to maturity.

WI     Security purchased on a when-issued basis.

+      Prerefunded to call date shown.

++     A portion of this security has been physically segregated in connection with open futures contracts in the amount of $161,250.

[+/+]  Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in inverse floating rate municipal obligation has a total value of $6,886,500 which represents 4.0% of net assets applicable to common shareholders.

*      Current coupon of variable rate demand obligation.

(a)    Securities have been designated as collateral in an amount equal to
       $36,224,683 in connection with open futures contracts and the purchase of when-issued securities.

(b)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,254,891 and the aggregate gross unrealized depreciation is $76,005 resulting in net unrealized appreciation of
       $12,178,886.

Bond Insurance:
---------------

  Ambac  Ambac Assurance Corporation.
  FGIC   Financial Guaranty Insurance Company.
  FSA    Financial Security Assurance Inc.
  MBIA   Municipal Bond Investors Assurance Corporation.
  XLCA   XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2005:

                                                      DESCRIPTION,                     UNDERLYING
NUMBER OF                                            DELIVERY MONTH                    FACE AMOUNT                UNREALIZED
CONTRACTS                 LONG/SHORT                    AND YEAR                        AT VALUE                 APPRECIATION
-------------------    -----------------    ---------------------------------     ----------------------     ---------------------

   225                      Short              U.S. Treasury Notes 5 Yr
                                                    September / 2005                  $(24,120,704)           $          359,732
    50                      Short              U.S. Treasury Notes 10 Yr
                                                    September / 2005                    (5,549,219)                       74,081

                                                                                                             ---------------------

                                            Total unrealized appreciation ..................................  $          433,813
                                                                                                             =====================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Insured Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Insured Municipal Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2005

                                              /s/ Ronald E. Robison
                                              Ronald E. Robison
                                              Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Insured Municipal Income Trust

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2005

                                                 /s/ Francis Smith
                                                 Francis Smith
                                                 Principal Financial Officer

                                       5